ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

6. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
New home transaction services	11,026,647	5,406,009
Existing home transaction services	365,961	385,231
Home renovation and furnishing	127	103,641
Emerging and other services	83,488	131,959
Accounts receivable	11,476,223	6,026,840
Allowance for credit losses	(2,151,271)	(1,951,419)
Accounts receivable, net	9,324,952	4,075,421

The contract assets are mainly related to the Group’s home renovation business. The Group’s timing of revenue recognition may differ from the timing of invoicing to customers. The Group’s contract assets represent the amount of contract revenue recognized but not yet billed pursuant to contract terms.

6. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (CONTINUED)

Contract assets, net consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Contract assets – gross	—	224,660
Allowance for credit losses	—	(137,059)
Contract assets, net	—	87,601

The movements in the allowance for credit losses of accounts receivable were as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(460,962)	(1,122,218)	(2,151,271)
Reversal/(Additions)	(745,043)	(1,216,517)	76,184
Write‑offs	83,787	187,464	123,668
Balance at the end of the year	(1,122,218)	(2,151,271)	(1,951,419)